OTHER OPERATING ASSETS AND LIABILITIES	12 Months Ended
Dec. 31, 2025
Disclosure Of Other Operating Assets And Liabilities [Abstract]
OTHER OPERATING ASSETS AND LIABILITIES	OTHER OPERATING ASSETS AND LIABILITIES
The details of other current and non-current assets of Sunrise and other current and non-current liabilities are set forth below:

	31 December	31 December
CHF in millions	2025	2024
Other assets - current:
Third party receivables	37.9	63.4
Prepayments	83.9	60.8
Contract assets	5.0	14.6
Contract costs	64.5	61.1
Inventories	51.9	58.5
Other	27.4	1.5
Total	270.6	259.9

Other assets - non-current:
Trade receivables	35.5	34.3
Prepayments	43.2	82.1
Contract assets	4.9	13.2
Contract costs	18.0	19.2
Other	0.6	11.6
Total	102.2	160.4

Other liabilities - current:
Accrued other liabilities	252.7	261.0
Accrued capital expenditures	59.2	63.5
Accrued payroll and employee benefits	44.4	68.3
Deferred revenue	66.2	71.3
Other	34.4	32.9
Total	456.9	497.0

Other liabilities - non-current:
Other	230.6	48.2
Total	230.6	48.2
Inventories
Write-downs of inventories to the net realisable value totalled CHF 2.1 million at 31 December 2025 (2024: CHF 0.7 million). The value of inventories recognised as an expense in direct costs and other operating expenses totalled CHF 226.5 million (2024: CHF 226.1 million). No inventories were expected to be sold after more than one year.

Other liabilities – non-current and current
The broadcasting rights agreement with National League AG executed in August 2025 resulted in a corresponding increase in other liabilities of CHF 216.0 million, reflecting the deferred payment structure of the contract. For more details please see Note 15 Intangible Assets. As of 31 December 2025, non-current liabilities increased by CHF 182.4 million and current liabilities decreased by CHF 40.1 million.

OTHER OPERATING ASSETS AND LIABILITIES	OTHER OPERATING ASSETS AND LIABILITIES
The details of other current and non-current assets of Sunrise and other current and non-current liabilities are set forth below:

	31 December	31 December
CHF in millions	2025	2024
Other assets - current:
Third party receivables	37.9	63.4
Prepayments	83.9	60.8
Contract assets	5.0	14.6
Contract costs	64.5	61.1
Inventories	51.9	58.5
Other	27.4	1.5
Total	270.6	259.9

Other assets - non-current:
Trade receivables	35.5	34.3
Prepayments	43.2	82.1
Contract assets	4.9	13.2
Contract costs	18.0	19.2
Other	0.6	11.6
Total	102.2	160.4

Other liabilities - current:
Accrued other liabilities	252.7	261.0
Accrued capital expenditures	59.2	63.5
Accrued payroll and employee benefits	44.4	68.3
Deferred revenue	66.2	71.3
Other	34.4	32.9
Total	456.9	497.0

Other liabilities - non-current:
Other	230.6	48.2
Total	230.6	48.2
Inventories
Write-downs of inventories to the net realisable value totalled CHF 2.1 million at 31 December 2025 (2024: CHF 0.7 million). The value of inventories recognised as an expense in direct costs and other operating expenses totalled CHF 226.5 million (2024: CHF 226.1 million). No inventories were expected to be sold after more than one year.

Other liabilities – non-current and current
The broadcasting rights agreement with National League AG executed in August 2025 resulted in a corresponding increase in other liabilities of CHF 216.0 million, reflecting the deferred payment structure of the contract. For more details please see Note 15 Intangible Assets. As of 31 December 2025, non-current liabilities increased by CHF 182.4 million and current liabilities decreased by CHF 40.1 million.

OTHER OPERATING ASSETS AND LIABILITIES	OTHER OPERATING ASSETS AND LIABILITIES
The details of other current and non-current assets of Sunrise and other current and non-current liabilities are set forth below:

	31 December	31 December
CHF in millions	2025	2024
Other assets - current:
Third party receivables	37.9	63.4
Prepayments	83.9	60.8
Contract assets	5.0	14.6
Contract costs	64.5	61.1
Inventories	51.9	58.5
Other	27.4	1.5
Total	270.6	259.9

Other assets - non-current:
Trade receivables	35.5	34.3
Prepayments	43.2	82.1
Contract assets	4.9	13.2
Contract costs	18.0	19.2
Other	0.6	11.6
Total	102.2	160.4

Other liabilities - current:
Accrued other liabilities	252.7	261.0
Accrued capital expenditures	59.2	63.5
Accrued payroll and employee benefits	44.4	68.3
Deferred revenue	66.2	71.3
Other	34.4	32.9
Total	456.9	497.0

Other liabilities - non-current:
Other	230.6	48.2
Total	230.6	48.2
Inventories
Write-downs of inventories to the net realisable value totalled CHF 2.1 million at 31 December 2025 (2024: CHF 0.7 million). The value of inventories recognised as an expense in direct costs and other operating expenses totalled CHF 226.5 million (2024: CHF 226.1 million). No inventories were expected to be sold after more than one year.

Other liabilities – non-current and current
The broadcasting rights agreement with National League AG executed in August 2025 resulted in a corresponding increase in other liabilities of CHF 216.0 million, reflecting the deferred payment structure of the contract. For more details please see Note 15 Intangible Assets. As of 31 December 2025, non-current liabilities increased by CHF 182.4 million and current liabilities decreased by CHF 40.1 million.

OTHER OPERATING ASSETS AND LIABILITIES	OTHER OPERATING ASSETS AND LIABILITIES
The details of other current and non-current assets of Sunrise and other current and non-current liabilities are set forth below:

	31 December	31 December
CHF in millions	2025	2024
Other assets - current:
Third party receivables	37.9	63.4
Prepayments	83.9	60.8
Contract assets	5.0	14.6
Contract costs	64.5	61.1
Inventories	51.9	58.5
Other	27.4	1.5
Total	270.6	259.9

Other assets - non-current:
Trade receivables	35.5	34.3
Prepayments	43.2	82.1
Contract assets	4.9	13.2
Contract costs	18.0	19.2
Other	0.6	11.6
Total	102.2	160.4

Other liabilities - current:
Accrued other liabilities	252.7	261.0
Accrued capital expenditures	59.2	63.5
Accrued payroll and employee benefits	44.4	68.3
Deferred revenue	66.2	71.3
Other	34.4	32.9
Total	456.9	497.0

Other liabilities - non-current:
Other	230.6	48.2
Total	230.6	48.2
Inventories
Write-downs of inventories to the net realisable value totalled CHF 2.1 million at 31 December 2025 (2024: CHF 0.7 million). The value of inventories recognised as an expense in direct costs and other operating expenses totalled CHF 226.5 million (2024: CHF 226.1 million). No inventories were expected to be sold after more than one year.

Other liabilities – non-current and current
The broadcasting rights agreement with National League AG executed in August 2025 resulted in a corresponding increase in other liabilities of CHF 216.0 million, reflecting the deferred payment structure of the contract. For more details please see Note 15 Intangible Assets. As of 31 December 2025, non-current liabilities increased by CHF 182.4 million and current liabilities decreased by CHF 40.1 million.